RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Legal expense	$ 26	$ 39	$ 46
Selling and administrative services	62,648	61,249	56,927
Loan, face amount		2,000
Commitment to purchase shares from directors and officers	0	1,518
Related Party One [Member]
Related Party Transaction [Line Items]
Selling and management services	621	723	929
Accrued expenses and other current liabilities	0	103
Board fees	52	48	36
Related Party Two [Member]
Related Party Transaction [Line Items]
Selling and management services	199	198	176
Board fees	24
Related Party Three [Member]
Related Party Transaction [Line Items]
Management	473	645	468
Related Party Four [Member]
Related Party Transaction [Line Items]
Selling and management services	88
Selling and administrative services	365	345	341
Related Party Five [Member]
Related Party Transaction [Line Items]
Selling and administrative services	123	115	114
Revolving Loans [Member]
Related Party Transaction [Line Items]
Loan, face amount	2,000
Interest expense	0	0	21
Spencer Corporation [Member]
Related Party Transaction [Line Items]
Expenses incurred for services	323	0	0
Selling and administrative services		215
Board of Directors [Member]
Related Party Transaction [Line Items]
Amount of bonus paid	625
Board fees	872	60	50
Salary expenses	268	833	103
Board of Directors [Member] | Related Party Four [Member]
Related Party Transaction [Line Items]
Board fees	$ 29	$ 48	$ 38